NATURE OF OPERATIONS AND DISCONTINUANCE OF BUSINESS	12 Months Ended
Dec. 31, 2015
NATURE OF OPERATIONS AND DISCONTINUANCE OF BUSINESS
NOTE 1 - NATURE OF OPERATIONS AND DISCONTINUANCE OF BUSINESS

Lone Star Gold, Inc. (the “Company” or “Lone Star”), formerly known as Keyser Resources, Inc., was incorporated in the State of Nevada on November 26, 2007. The Company is an Exploration Stage Company as defined by Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 915 Development Stage Entities.

On January 26, 2012, the Company, acting through a subsidiary, Amiko Kay, S. de R.L. de C.V., a company organized under the laws of Mexico (“Amiko Kay”), entered into a Joint Venture Agreement (the “JV Agreement”) with Miguel Angel Jaramillo Tapia (“Jaramillo”), a resident of Mexico. Under the JV Agreement, Amiko Kay and Jaramillo agreed to process mine tailings located in the city of Hidalgo Del Parral in the state of Chihuahua, Mexico (the “Tailings”), and, after processing, to use, market and sell any minerals extracted from the Tailings. The Company owns 99% of the issued and outstanding membership interests of Amiko Kay. The JV Agreement provides Amiko Kay the right to receive 65% of the net revenues from the sale of any materials extracted from the Tailings.

Shortly after September 30, 2013, the Company ceased operation as it was in default of certain creditor obligations. The Company was put into receivership to satisfy outstanding judgment creditor claims.